SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time these estimates are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars:

A majority of the revenues of the Group are denominated in United States dollars ("dollar" or "U.S. dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income, net in the period in which the currency exchange rates change.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term deposits. Deposits as of December 31, 2016 do not have contractual maturities that exceed 2.5 years. Such long-term deposits are stated at cost which approximates market values.

f.	Investment in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments- Debt and equity Securities". Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt and equity securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (loss) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss). During the years 2014, 2015 and 2016, the Company did not record any other-than-temporary impairment loss with respect to its marketable securities.

The Company’s unrealized loss on debt securities in corporate bonds relates to several bonds. Because the Company has the ability to hold these debt securities until a recovery of fair value, which may be the maturity date of such bonds, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2016.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $ 1,288, $ 750 and $ 1,071 in 2014, 2015 and 2016, respectively, and have been included in cost of revenues of product.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or market in accordance with ASC 330-10-35. Charges for obsolete and slow moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

i.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 5 to 7 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis. During 2014, 2015 and 2016, no impairment losses were recorded.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350 "Intangibles – Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company performs assessment of qualitative factors during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. This analysis determined that no indicators of impairment existed for 2014, 2015 and 2016.

k.	Contingencies

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

l.	Revenue recognition:

The Group derive revenues mainly from sales of products, post-contract customer support ("PCS") and subscriptions. The Company's products are sold primarily through distributors and resellers, all of which are considered end-users.

Revenues from product sales are recognized in accordance with ASC No. 605, "Revenue Recognition" ("ASC 605"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, and collectability is reasonably assured.

Revenues from PCS, which represents mainly software updates, help desk support, unit replacement or repair, and security update services, and revenues from subscriptions are recognized ratably over the term of the agreement, which is typically between one year and three years. The timing for revenue recognition of the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer.

The Company's products and services generally qualify as separate units of accounting. As such, revenues from multiple element arrangements that include products, PCS and subscriptions are separated into their various elements using the relative selling price method. The estimated selling price for each deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE nor TPE is available.

The Company determines ESP in multiple-element arrangements as follows: VSOE for post-contract customer support is determined based on the price charged when such element is sold separately (renewals). The price may vary in the territories and vertical markets in which the Company conducts business. Price is determined by using a consistent percentage of the Company's product price lists, in the same territories and markets.

For the product and subscriptions, the Company determines the ESP based on management’s estimated selling price by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of ESP is made through consultation with and approval of management, taking into consideration the pricing model and go-to-market strategy.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC No. 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $ 1,434 and $ 984 as of December 31, 2015 and 2016, respectively.

Deferred revenues include unearned amounts collected under post-contract customer support and subscription agreements, and are classified in short and long-term based on their contractual term.

m.	Shipping and handling fees and costs:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues.

n.	Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties, inventory write-offs and amortization of acquired technology.

Cost of services is comprised of cost of post-sale customer support.

o.	Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2014, 2015 and 2016 were immaterial.

p.	Research and development expenses:

Research and development costs are charged to the statements of income (loss) as incurred. ASC No. 985-20, “Software - Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

q.	Grants:

During 2012-2014 and 2016 the Company received non-royalty-bearing grants from the Government of Israel for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 297, nil and $ 880 in 2014, 2015 and 2016, respectively.

r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions and whereas the fair value of the restricted stocks awards is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options are expected to be outstanding. Expected term of options is based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2014, 2015 and 2016 was estimated using the following weighted average assumptions:

Employees' stock option plan:
	Year ended December 31,
	2016	2015	2014

Risk free interest rate	1.12%	1.21%	1.10%
Dividend yields	0%	0%	0%
Expected volatility	34%	34%	40%
Weighted average expected term from grant date (in years)	3.88	3.86	3.72

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17 (see also Note 2ab).

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is only addressed if the first step has been satisfied (i.e. the position is more likely than not to be sustained) otherwise a full liability in respect of a tax position not meeting the more likely than not criteria is recognized.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalty, if any related to unrecognized tax benefits in its taxes on income.

t.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Group’s cash and cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk. The short-term and long-term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits. As of December 31, 2016, 81% of the Group’s short-term and long-term bank deposits were deposited in major Israeli banks in Israel which are rated AAA, as determined by the Israeli affiliate of Standard & Poor’s (“S&P”), and 19% were deposited in the U.S. branch of another major Israeli bank which is also rated AAA, as determined by the Israeli affiliate of S&P.

As of December 31, 2016, the maximal contractual duration of any of the Group’s bank deposits was 2.51 years, the weighted average duration of the Group’s deposits was 1.32 years, and the weighted average time to maturity was 0.37 years.

The Group’s marketable securities include investments in foreign banks, government debentures and in corporate shares and debentures. The financial institutions that hold the Group’s marketable securities are major U.S. financial institutions, located in the United States. The Company's management believes that the Group’s marketable securities portfolio is a diverse portfolio of highly-rated securities and the Group’s investment policy limits the amount the Group’s may invest in each issuer, and accordingly, management believes that minimal credit risk exists from geographic or credit concentration with respect to these securities.

As of December 31, 2016, 49% of the Group’s marketable securities portfolio was invested in debt securities of financial institutions, 10% in debt securities of governmental institutions, and 41% in debt securities of corporations. No more than 2% of the Group’s total investments portfolio was invested in debt securities of a single issuer.

From geographic prospective, 49% of the Group’s marketable securities portfolio was invested in debt securities of U.S. issuers, 29% was invested in debt securities of European issuers and 22% was invested in debt securities of other geographic-located issuers. As of December 31, 2016, 86% of the Group’s marketable securities portfolio was rated A- or higher, as determined by S&P, 10% was rated BBB or BBB+ and 4% was rated BB-.

The trade receivables of the Group are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2014, 2015 and 2016 were $ 150, $ 80 and nil, respectively. Total write offs during 2014, 2015 and 2016 amounted to $ 214, nil and nil, respectively.

u.	Employee related benefits:

Severance pay:

The Group’s liability for severance pay with respect to its Israeli employees for periods prior to April 1, 2007 (the “Transition Date") is calculated pursuant to the Israeli Severance Pay Law – 1963 ("ISP Law"), based on the most recent salary of the employees multiplied by the number of years of employment as of the Transition Date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Israeli employees were entitled to one month's salary for each year of employment, or a portion thereof. Until the Transition Date, the Group’s liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Group’s Israeli employees severance pay for employment periods prior to the Transition Date include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the ISP Law or employment agreements.

Effective as of the Transition Date, the Group’s agreements with employees in Israel are in accordance with Section 14 of the ISP Law which provide that the employer's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to the Transition Date. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the employer from any further severance obligation and no additional payments are required to be made by the employerto the employee. As a result, the related obligation and amounts deposited in respect of such obligation are not stated on the balance sheets, as the employeris legally released from severance obligation to employees once the amounts have been fully deposited, and the Company has no legal ownership in the amounts deposited. Consequently, effective from the Transition Date, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2016, 2015 and 2014 amounted to approximately $ 3,603, $ 2,886 and $ 2,432, respectively. Accrued severance pay is included in other long-term liabilities in the balance sheets.

v.	Fair value of financial instruments:

The Company measures its cash equivalents, deposits and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income (loss) relate to available-for-sale marketable securities adjustment.

x.	Treasury stock:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

y.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus potential dilutive ordinary shares considered outstanding during the period, if any, in accordance with ASC No. 260, "Earnings Per Share". The total number of ordinary shares related to outstanding stock options excluded from the calculation of diluted income (loss) per share as they would have been anti-dilutive was 474,000, 4,174,953 and 4,665,638 for the years ended December 31, 2014, 2015 and 2016, respectively.

z.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations" ("ASC 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

aa.	Reclassifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity. The reclassification was adjusted the revenues from services to revenues from products in order to align the 2016 presentation

ab.	Impact of recently issued accounting pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 "Revenue from Contracts with Customers" (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The guidance permits the use of either a retrospective or cumulative effect transition method. The Company has not yet selected a transition method. The Company has made progress toward completing its evaluation of the potential changes from adopting this new standard on its financial reporting and disclosures. The Company formed an implementation work group and expects to complete the evaluation of the impact of the accounting and disclosure changes on its business processes, controls and systems throughout 2017, design any changes to such business processes, controls and systems, and implement the changes before the end of 2017. Based on its current analysis, one of the potential effects, if any, relates to incremental sales costs with respect to contracts signed during a period, which may require capitalization. The FASB has issued, and may issue in the future, interpretive guidance, which may cause the Company's evaluation to change. The Company continues to assess all the potential impacts under the new revenues standard. Management believes that the Company is following an appropriate timeline to allow for proper recognition, presentation and disclosure upon adoption effective the beginning of fiscal year 2018.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes".  ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the fourth quarter of 2015 on a retrospective basis.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This ASU will be effective for the Company in the first quarter of 2019. The Company is evaluating the impact of the adoption of this update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting. The ASU simplifies several aspects of the accounting for employee share-based payments including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. This ASU will be effective for the Company in the first quarter of 2017. The Company’s adoption of ASU 2016-09 will not have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), which intends to reduce diversity in practice in how certain cash receipts and cash payments are classified in the statement of cash flows. This guidance will be effective for The Company in the first quarter of 2018. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements.

In January 2017, the FASB issued ASU "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 will simplify the subsequent measurement of goodwill by eliminating the second step from the goodwill impairment test. ASU 2017-04 would require applying a one-step quantitative test and recording the amount of goodwill impairment as the excess of the reporting unit's carrying value over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 does not amend the optional qualitative assessment of goodwill impairment. The amendments in ASU 2017-04 are effective for annual or any interim goodwill impairment tests for fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the standard on its future financial statements and disclosures but it is not expected to have a material impact.